Equity - Summary of Classes of Share Capital - Common Shares (Detail) - CAD ($) shares in Millions, $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of classes of share capital [line items]
Balance as at beginning of period				$ 95,499
Balance as at end of period		$ 94,515		$ 94,515
Issued capital [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Balance as at beginning of period		1,818.5	1,810.0	1,816.1	1,812.5
Proceeds from shares issued on exercise of stock options, Number of shares		0.7	0.2	1.6	1.0
Shares issued as a result of dividend reinvestment plan, Number of shares		1.2	1.3	2.7	2.2
Purchase of shares for cancellation and other, Number of Shares			(7.8)		(12.0)
Balance as at end of period		1,820.4	1,803.7	1,820.4	1,803.7
Balance as at beginning of period	[1]	$ 22,645	$ 21,773	$ 22,487	$ 21,713
Proceeds from shares issued on exercise of stock options, Amount	[1]	44	12	90	53
Shares issued as a result of dividend reinvestment plan, Amount		101	74	213	143
Purchase of shares for cancellation and other, Amount	[1]		(93)		(143)
Balance as at end of period	[1]	$ 22,790	$ 21,766	$ 22,790	$ 21,766

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.